OFF-BALANCE SHEET COMMITMENTS - Sublease Agreements (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Abstract]
Income from subleasing right-of-use assets	€ 526
Disclosure of maturity analysis of operating lease payments [line items]
Income from subleasing right-of-use assets	526
Undiscounted finance lease payments to be received	44
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted finance lease payments to be received	44
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted finance lease payments to be received	0
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted finance lease payments to be received	€ 0